Benefit Plans (Components of Net Periodic Benefit Cost) (Details) (Pension [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 7	$ 6	$ 5
Interest cost	16	16	16
Expected return on plan assets	(16)	(15)	(15)
Amortization:
Net losses	11	9	5
Prior service cost	1	1	1
Net transition obligation	0	0	0
Termination, settlement and curtailment	0	2	2
Net periodic pension cost	19	19	14
Non-U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	255	189	178
Interest cost	169	189	205
Expected return on plan assets	(347)	(320)	(323)
Amortization:
Net losses	205	120	58
Prior service cost	9	9	8
Net transition obligation	0	1	1
Termination, settlement and curtailment	1	0	1
Net periodic pension cost	$ 292	$ 188	$ 128